BULL
 &
BEAR ------------------------------------------------------------------
PERFORMANCE DRIVEN(R)

                           PROSPECTUS SUPPLEMENT DATED
                                FEBRUARY 20, 1997


                             U. S. AND OVERSEAS FUND
                         Prospectus dated April 30, 1996

Investment decisions for the Fund have since February 20, 1997 been made by the Investment Policy Committee of Bull & Bear Advisers, Inc., the
Fund's Investment Manager.




                                                                    USO-SUP-2/97

297STIC.USO

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